Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	7
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$34,745,605.26	0.0998437	$-	-	$34,745,605.26
Class A-2 Notes	$455,000,000.00	1.0000000	$447,836,585.02	0.9842562	$7,163,414.98
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$1,189,905,605.26	0.7916028	$1,147,996,585.02	0.7637221	$41,909,020.24

Weighted Avg. Coupon (WAC)	3.51%		3.50%
Weighted Avg. Remaining Maturity (WARM)	49.72		48.80
Pool Receivables Balance	$1,237,550,853.52		$1,194,557,574.22
Remaining Number of Receivables	73,781		72,704

Adjusted Pool Balance	$1,212,623,581.25		$1,170,714,561.01

III. COLLECTIONS

Principal:
Principal Collections	$41,487,307.19
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$856,358.42
Total Principal Collections	$42,343,665.61

Interest:
Interest Collections	$3,757,440.96
Late Fees & Other Charges	$81,586.19
Interest on Repurchase Principal	$-
Total Interest Collections	$3,839,027.15

Collection Account Interest	$1,749.07
Reserve Account Interest	$181.21
Servicer Advances	$-

Total Collections	$46,184,623.04

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	7
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections					$46,184,623.04
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$46,184,623.04

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,031,292.38		$1,031,292.38	$1,031,292.38
Collection Account Interest					$1,749.07
Late Fees & Other Charges					$81,586.19
Total due to Servicer					$1,114,627.64

2. Class A Noteholders Interest:
Class A-1 Notes		$8,203.82		$8,203.82
Class A-2 Notes		$200,958.33		$200,958.33
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$605,309.56		$605,309.56	$605,309.56

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$44,304,625.67

9. Regular Principal Distribution Amount:					$41,909,020.24
		Distributable Amount		Paid Amount
Class A-1 Notes				$34,745,605.26
Class A-2 Notes				$7,163,414.98
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$41,909,020.24		$41,909,020.24
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$41,909,020.24		$41,909,020.24

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,395,605.43

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,927,272.27
Beginning Period Amount	$24,927,272.27
Current Period Amortization	$1,084,259.06
Ending Period Required Amount	$23,843,013.21
Ending Period Amount	$23,843,013.21
Next Distribution Date Required Amount	$22,784,911.87

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	7
30/360 Days	30
Actual/360 Days	34

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.87%	1.94%	1.94%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.79%	71,827	98.56%	$1,177,407,400.88
30 - 60 Days	0.95%	690	1.11%	$13,318,490.86
61 - 90 Days	0.21%	155	0.27%	$3,209,548.70
91 + Days	0.04%	32	0.05%	$622,133.78
		72,704		$1,194,557,574.22
Total
Delinquent Receivables 61 + days past due	0.26%	187	0.32%	$3,831,682.48
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	205	0.34%	$4,178,618.59
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	184	0.29%	$3,695,468.38
Three-Month Average Delinquency Ratio	0.26%		0.32%

Repossession in Current Period		66		$1,359,435.26
Repossession Inventory		81		$761,151.07

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,505,972.11
Recoveries				$(856,358.42)
Net Charge-offs for Current Period				$649,613.69

Beginning Pool Balance for Current Period				$1,237,550,853.52

Net Loss Ratio				0.63%
Net Loss Ratio for 1st Preceding Collection Period				0.75%
Net Loss Ratio for 2nd Preceding Collection Period				0.85%
Three-Month Average Net Loss Ratio for Current Period				0.74%

Cumulative Net Losses for All Periods				$4,805,890.24
Cumulative Net Losses as a % of Initial Pool Balance				0.31%

Principal Balance of Extensions				$6,654,894.52
Number of Extensions				321

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